Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of classes of share capital
Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2021 and 2022 have resulted from the following:

	Number of shares
	Fiscal year ended March 31
	2021	2022
Balance at beginning of the fiscal year	1,261,058,781	1,261,058,781

Issuance of new shares	—	23,000

Balance at end of the fiscal year	1,261,058,781	1,261,081,781

Summary of dividends
Dividends whose record date falls in the fiscal year ended March 31, 2022 and whose effective date falls in the fiscal year ending March 31, 2023 are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors’ meeting held on May 10, 2022	Common stock	43,295	Retained earnings	35.00	March 31, 2022	June 3, 2022

Summary Of Changes In Accumulated Other Comprehensive Income By Item Explanatory
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Balance at April 1, 2020	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Transactions with noncontrolling interests shareholders and other	Balance at March 31, 2021
Changes in equity instruments measured at fair value through other comprehensive income	(8,882)	144,544	6,085	(2,125)	139,622
Changes in debt instruments measured at fair value through other comprehensive income	985,234	(179,251)	—	458,754	1,264,737
Cash flow hedges	1,248	51	—	—	1,299
Remeasurement of defined benefit pension plans	—	11,555	(11,555)	—	—
Exchange differences on translating foreign operations	—	113,771	—	130	113,901
Insurance contract valuation adjustments	1,973	(2,537)	—	476	(88)
Share of other comprehensive income of investments accounted for using the equity method	(97)	885	(2)	—	786

Total	979,476	89,018	(5,472)	457,235	1,520,257

	Yen in millions
	Balance at April 1, 2021	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Transactions with noncontrolling interests shareholders and other	Balance at March 31, 2022
Changes in equity instruments measured at fair value through other comprehensive income	139,622	(106,426)	(5,784)	—	27,412
Changes in debt instruments measured at fair value through other comprehensive income	1,264,737	(416,904)	—	—	847,833
Cash flow hedges	1,299	4,735	—	—	6,034
Remeasurement of defined benefit pension plans	—	33,641	(33,641)	—	—
Exchange differences on translating foreign operations	113,901	223,777	—	—	337,678
Insurance contract valuation adjustments	(88)	599	—	—	511
Share of other comprehensive income of investments accounted for using the equity method	786	2,078	—	—	2,864

Total	1,520,257	(258,500)	(39,425)	—	1,222,332

Summary of analysis of other comprehensive income by item

Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2021	2022
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	191,122	(139,511)

Total before tax	191,122	(139,511)
Tax expense or (benefit)	(46,382)	33,085

Net of tax	144,740	(106,426)
Remeasurement of defined benefit pension plans
Amount incurred during the year	17,856	43,134

Total before tax	17,856	43,134
Tax expense or (benefit)	(6,301)	(9,493)

Net of tax	11,555	33,641
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	98	869

Total before tax	98	869
Tax expense or (benefit)	(11)	(292)

Net of tax	87	577

Total	156,382	(72,208)
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income
Amount incurred during the year	(285,504)	(572,692)
Reclassification to profit or loss	(98)	(6,408)

Total before tax	(285,602)	(579,100)
Tax expense or (benefit)	80,053	162,196

Net of tax	(205,549)	(416,904)
Cash flow hedges
Amount incurred during the year	7,481	(7,703)
Reclassification to profit or loss	(7,228)	14,529

Total before tax	253	6,826
Tax expense or (benefit)	(202)	(2,091)

Net of tax	51	4,735
Insurance contract valuation adjustments
Amount incurred during the year	(3,081)	807
Reclassification to profit or loss	(39)	(10)

Total before tax	(3,120)	797
Tax expense or (benefit)	—	(198)

Net of tax	(3,120)	599
Exchange differences on translating foreign operations
Amount incurred during the year	115,304	227,017
Reclassification to profit or loss	17	(742)

Total before tax	115,321	226,275
Tax expense or (benefit)	—	—

Net of tax	115,321	226,275

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2021	2022
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	798	1,501
Reclassification to profit or loss	—	—

Total before tax	798	1,501
Tax expense or (benefit)	—	—

Net of tax	798	1,501

Total	(92,499)	(183,794)

Total other comprehensive income	63,883	(256,002)